Pioneer Global Sustainable Equity Fund
Schedule of Investments  |  November 30, 2022

A: GLOSX	C: GCSLX	K: PGEKX	R: PRGEX	Y: PGSYX

Schedule of Investments  |  11/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.8%
	Common Stocks — 94.8% of Net Assets
	Aerospace & Defense — 1.6%
229,478	Hensoldt AG	$ 5,289,318
	Total Aerospace & Defense	$5,289,318
	Air Freight & Logistics — 2.1%
35,959	United Parcel Service, Inc., Class B	$ 6,822,501
	Total Air Freight & Logistics	$6,822,501
	Auto Components — 1.0%
85,200	Bridgestone Corp.	$ 3,235,531
	Total Auto Components	$3,235,531
	Automobiles — 3.4%
380,763	Stellantis NV	$ 5,952,114
285,900	Subaru Corp.	4,924,542
	Total Automobiles	$10,876,656
	Banks — 14.4%
839,310	ABN AMRO Bank NV (C.V.A.) (144A)	$ 10,897,811
520,924	Grupo Financiero Banorte S.A.B de CV, Class O	4,165,988
115,694	Hana Financial Group, Inc.	3,963,807
272,555	KB Financial Group, Inc.	10,947,236
1,294,692	NatWest Group Plc	4,116,597
201,426	UniCredit S.p.A.	2,775,085
206,913	Wells Fargo & Co.	9,921,478
	Total Banks	$46,788,002
	Biotechnology — 3.1%
52,727	AbbVie, Inc.	$ 8,498,538
6,353(a)	Alnylam Pharmaceuticals, Inc.	1,401,408
	Total Biotechnology	$9,899,946
	Capital Markets — 3.1%
76,262	Euronext NV (144A)	$ 5,860,924
51,057	State Street Corp.	4,067,711
	Total Capital Markets	$9,928,635
	Chemicals — 1.3%
21,820	International Flavors & Fragrances, Inc.	$ 2,308,992
35,082	Mosaic Co.	1,799,707
	Total Chemicals	$4,108,699
	Communications Equipment — 1.5%
98,888	Cisco Systems, Inc.	$ 4,916,711
	Total Communications Equipment	$4,916,711
1Pioneer Global Sustainable Equity Fund |  | 11/30/22

Shares		Value
	Construction Materials — 1.7%
141,239	CRH Plc	$ 5,644,017
	Total Construction Materials	$5,644,017
	Diversified Telecommunication Services — 2.7%
284,272	Deutsche Telekom AG	$ 5,767,364
11,479,700	Telkom Indonesia Persero Tbk PT	2,951,847
	Total Diversified Telecommunication Services	$8,719,211
	Electrical Equipment — 2.5%
30,771	Eaton Corp. Plc	$ 5,029,520
28,420(a)	Generac Holdings, Inc.	2,998,878
	Total Electrical Equipment	$8,028,398
	Electronic Equipment, Instruments & Components — 1.9%
16,246	CDW Corp.	$ 3,064,645
79,178	National Instruments Corp.	3,247,882
	Total Electronic Equipment, Instruments & Components	$6,312,527
	Entertainment — 1.2%
30,959	Electronic Arts, Inc.	$ 4,048,818
	Total Entertainment	$4,048,818
	Food & Staples Retailing — 1.6%
26,745+^#	Magnit PJSC	$ 105,074
122,500	Seven & i Holdings Co., Ltd.	4,998,394
	Total Food & Staples Retailing	$5,103,468
	Food Products — 1.2%
204,267	Associated British Foods Plc	$ 3,927,390
	Total Food Products	$3,927,390
	Health Care Providers & Services — 8.6%
117,274	Cardinal Health, Inc.	$ 9,401,856
21,331	Cigna Corp.	7,015,553
46,076	CVS Health Corp.	4,694,223
12,400	Elevance Health, Inc.	6,608,208
	Total Health Care Providers & Services	$27,719,840
	Household Durables — 1.7%
118,980	Persimmon Plc	$ 1,826,272
46,100	Sony Group Corp.	3,815,803
	Total Household Durables	$5,642,075
Pioneer Global Sustainable Equity Fund |  | 11/30/222

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Shares		Value
	Household Products — 1.0%
42,726	Reckitt Benckiser Group Plc	$ 3,091,249
	Total Household Products	$3,091,249
	Insurance — 5.0%
83,806	Hartford Financial Services Group, Inc.	$ 6,400,264
12,882	Progressive Corp.	1,702,356
32,354	Willis Towers Watson Plc	7,964,261
	Total Insurance	$16,066,881
	Internet & Direct Marketing Retail — 4.2%
674,800(a)	Alibaba Group Holding, Ltd.	$ 7,364,591
134,290	eBay, Inc.	6,102,138
	Total Internet & Direct Marketing Retail	$13,466,729
	IT Services — 3.5%
91,620	Cognizant Technology Solutions Corp., Class A	$ 5,699,680
37,547	International Business Machines Corp.	5,590,748
	Total IT Services	$11,290,428
	Metals & Mining — 2.0%
188,270	Barrick Gold Corp.	$ 3,072,566
93,739	Teck Resources, Ltd., Class B	3,476,780
	Total Metals & Mining	$6,549,346
	Oil, Gas & Consumable Fuels — 8.7%
131,022	EQT Corp.	$ 5,556,643
143,374	MPLX LP	4,873,282
76,307	Occidental Petroleum Corp.	5,302,573
207,579	Range Resources Corp.	5,992,806
553,394+^#	Rosneft Oil Co. PJSC	152,121
108,718	Shell Plc (A.D.R.)	6,356,742
	Total Oil, Gas & Consumable Fuels	$28,234,167
	Pharmaceuticals — 4.0%
48,400	Eisai Co., Ltd.	$ 3,320,036
195,627	Pfizer, Inc.	9,806,781
	Total Pharmaceuticals	$13,126,817
	Semiconductors & Semiconductor Equipment — 4.0%
42,366(a)	Advanced Micro Devices, Inc.	$ 3,288,872
54,501	Micron Technology, Inc.	3,141,983
25,787	QUALCOMM, Inc.	3,261,798
73,400	Ulvac, Inc.	3,218,720
	Total Semiconductors & Semiconductor Equipment	$12,911,373
3Pioneer Global Sustainable Equity Fund |  | 11/30/22

Shares		Value
	Software — 2.9%
78,494	Oracle Corp.	$ 6,517,357
37,983(a)	Zoom Video Communications, Inc., Class A	2,865,058
	Total Software	$9,382,415
	Technology Hardware, Storage & Peripherals — 0.9%
181,662	Hewlett Packard Enterprise Co.	$ 3,048,288
	Total Technology Hardware, Storage & Peripherals	$3,048,288
	Textiles, Apparel & Luxury Goods — 1.9%
166,357	Tapestry, Inc.	$ 6,283,304
	Total Textiles, Apparel & Luxury Goods	$6,283,304
	Trading Companies & Distributors — 2.1%
109,150(a)	AerCap Holdings NV	$ 6,701,810
	Total Trading Companies & Distributors	$6,701,810
	Total Common Stocks (Cost $282,520,981)	$307,164,550

	Preferred Stock — 0.5% of Net Assets
	Oil, Gas & Consumable Fuels — 0.5%
308,300	Petroleo Brasileiro S.A.	$ 1,583,874
	Total Oil, Gas & Consumable Fuels	$1,583,874
	Total Preferred Stock (Cost $1,672,552)	$1,583,874

	SHORT TERM INVESTMENTS — 2.5% of Net Assets
	Open-End Fund — 2.5%
8,212,506(b)	Dreyfus Government Cash Management, Institutional Shares, 3.61%	$ 8,212,506
		$8,212,506
	TOTAL SHORT TERM INVESTMENTS (Cost $8,212,506)	$8,212,506
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.8% (Cost $292,406,039)	$316,960,930
Pioneer Global Sustainable Equity Fund |  | 11/30/224

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Options Written — (0.0%)†
(145)	Zoom Video Communications, Inc.	Citigroup Global Markets, Ltd.	USD 327,217	USD 125.00	6/16/23	$(25,303)
(28)	Generac Holdings, Inc.	Citigroup Global Markets, Ltd.	USD 55,895	USD 130.00	6/16/23	(29,400)
	Total Over The Counter (OTC) Call Options Written (Premiums received $(383,112))					$(54,703)

	OTHER ASSETS AND LIABILITIES — 2.2%					$7,200,207
	net assets — 100.0%					$324,106,434

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2022, the value of these securities amounted to $16,758,735, or 5.2% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2022.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$105,074
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	152,121
Total Restricted Securities			$257,195
% of Net assets			0.1%
5Pioneer Global Sustainable Equity Fund |  | 11/30/22

Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	55.5%
United Kingdom	8.8%
Japan	7.6%
Netherlands	7.4%
South Korea	4.8%
Ireland	4.0%
Germany	3.6%
China	2.4%
Canada	2.1%
Mexico	1.3%
Indonesia	1.0%
Other (individually less than 1%)	1.5%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$5,289,318	$—	$5,289,318
Auto Components	—	3,235,531	—	3,235,531
Automobiles	—	10,876,656	—	10,876,656
Banks	14,087,466	32,700,536	—	46,788,002
Capital Markets	4,067,711	5,860,924	—	9,928,635
Construction Materials	—	5,644,017	—	5,644,017
Diversified Telecommunication Services	—	8,719,211	—	8,719,211
Food & Staples Retailing	—	4,998,394	105,074	5,103,468
Food Products	—	3,927,390	—	3,927,390
Household Durables	—	5,642,075	—	5,642,075
Household Products	—	3,091,249	—	3,091,249
Internet & Direct Marketing Retail	6,102,138	7,364,591	—	13,466,729
Oil, Gas & Consumable Fuels	28,082,046	—	152,121	28,234,167
Pharmaceuticals	9,806,781	3,320,036	—	13,126,817
Pioneer Global Sustainable Equity Fund |  | 11/30/226

Schedule of Investments  |  11/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$9,692,653	$3,218,720	$—	$12,911,373
All Other Common Stocks	131,179,912	—	—	131,179,912
Preferred Stock	1,583,874	—	—	1,583,874
Open-End Fund	8,212,506	—	—	8,212,506
Total Investments in Securities	$212,815,087	$103,888,648	$257,195	$316,960,930
Other Financial Instruments
Over The Counter (OTC) Call Options Written	$—	$(54,703)	$—	$(54,703)
Total Other Financial Instruments	$—	$(54,703)	$—	$(54,703)
During the period ended November 30, 2022, there were no unqualified transfers in or out of Level 3.
7Pioneer Global Sustainable Equity Fund |  | 11/30/22